Cash Flow Information - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	¥ 1,231,860	¥ 954,827
Restricted Cash	135,048	136,985
Cash, Cash Equivalents and Restricted Cash	¥ 1,366,908	¥ 1,091,812	¥ 1,079,575	¥ 1,135,284